Business developments (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended							1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Cumulative translation adjustments Reclassification out of Accumulated Other Comprehensive Income [Member]	Dec. 31, 2013 ETF business	Dec. 31, 2012 ETF business	Dec. 31, 2011 ETF business	Aug. 31, 2013 JO Hambro [Member]	Dec. 31, 2013 Bank	Dec. 31, 2012 Bank	Dec. 31, 2011 Bank	Dec. 31, 2013 Bank Cumulative translation adjustments Reclassification out of Accumulated Other Comprehensive Income [Member]	Dec. 31, 2013 Bank ETF business	Dec. 31, 2012 Bank ETF business	Dec. 31, 2011 Bank ETF business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income/(loss) from discontinued operations	145	(40)	(25)		115	2	(12)		145	(40)	(25)		115	2	(12)
Other investments	315	749	457					28	255	752	330
Other revenues	1,776	2,548	1,806						1,793	2,490	1,745
Sale of subsidiaries, net releases				84								84